Schedule of Investments (unaudited)	iShares® MSCI Frontier and Select EM ETF
November 30, 2021	(Formerly iShares® MSCI Frontier 100 ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Bahrain — 5.5%
Ahli United Bank BSC	22,505,437	$19,679,647
Aluminium Bahrain BSC	669,998	1,418,349
Bahrain Telecommunications Co. BSC	1,831,871	2,745,013
GFH Financial Group BSC	12,177,132	3,446,128
Ithmaar Holding BSC(a)	7,341,331	524,693
		27,813,830
Bangladesh — 5.0%
Bangladesh Export Import Co. Ltd.	2,277,961	4,037,902
Beacon Pharmaceuticals Ltd., NVS	22,057	57,515
Beximco Pharmaceuticals Ltd.	1,180,752	2,650,668
BRAC Bank Ltd.	2,903,544	1,835,243
British American Tobacco Bangladesh Co. Ltd.	390,748	2,827,056
City Bank Ltd. (The)	3,024,731	962,976
Eastern Bank Ltd.	40,600	18,039
GrameenPhone Ltd.	432,807	1,757,979
International Finance Investment & Commerce Bank Ltd.	3,995,000	885,189
Islami Bank Bangladesh Ltd.	48,446	17,683
LafargeHolcim Bangladesh Ltd.	2,039,763	1,744,905
National Bank Ltd.	9,382,587	878,474
Olympic Industries Ltd.	671,399	1,244,926
Renata Ltd.	2,120	31,905
Square Pharmaceuticals Ltd.	2,329,484	5,753,758
Summit Power Ltd.	2,004,139	909,166
		25,613,384
Colombia — 3.8%
Bancolombia SA	401,914	3,256,560
Cementos Argos SA	736,440	1,107,886
Corp. Financiera Colombiana SA(b)	159,419	1,148,455
Ecopetrol SA	8,476,458	5,516,594
Grupo Argos SA	496,392	1,565,592
Grupo de Inversiones Suramericana SA	399,667	2,516,051
Interconexion Electrica SA ESP	754,373	4,210,893
		19,322,031
Croatia — 0.2%
Valamar Riviera DD	251,835	1,168,916

Egypt — 4.9%
Commercial International Bank Egypt SAE(b)	6,752,276	21,979,161
Eastern Co. SAE	3,935,852	2,796,418
		24,775,579
Estonia — 0.6%
LHV Group AS	40,998	1,964,450
Tallink Grupp AS	1,191,820	736,646
Tallinna Sadam AS(c)	227,092	475,995
		3,177,091
Jordan — 1.2%
Arab Bank PLC	474,174	3,136,638
Jordan Islamic Bank	188,367	890,028
Jordan Petroleum Refinery Co.	270,028	1,279,681
Jordan Phosphate Mines Co., NVS	32,119	797,312
		6,103,659
Kazakhstan — 6.9%
Halyk Savings Bank of Kazakhstan JSC, GDR	376,416	6,060,297
Kaspi.KZ JSC(d)	146,180	18,924,842
NAC Kazatomprom JSC, GDR	240,307	9,816,541
		34,801,680
Security	Shares	Value

Kenya — 5.9%
East African Breweries Ltd.	1,806,734	$2,456,067
Equity Group Holdings PLC/Kenya	12,681,266	5,520,942
KCB Group Ltd.	11,004,416	4,243,373
Safaricom PLC	52,902,705	17,761,143
		29,981,525
Kuwait — 0.0%
Agility Public Warehousing Co. KSC	52	159
Boubyan Petrochemicals Co. KSCP	237	650
Burgan Bank SAK	38	27
Gulf Bank KSCP	13,971	11,269
Humansoft Holding Co. KSC	286	3,026
Mabanee Co. KPSC	923	2,380
Mobile Telecommunications Co.KSCP	10,628	20,003
National Industries Group Holding SAK(b)	9,014	7,598
Warba Bank KSCP(b)	2,699	2,359
		47,471
Lithuania — 0.5%
AB Ignitis Grupe	64,426	1,527,071
Siauliu Bankas AB	1,149,923	988,529
		2,515,600
Mauritius — 0.3%
Lighthouse Capital Ltd.(e)	3,147,889	1,601,868

Morocco — 6.3%
Attijariwafa Bank	160,142	8,216,330
Banque Centrale Populaire	89,161	2,669,288
Ciments du Maroc SA	14,000	2,689,416
Co. Sucrerie Marocaine et de Raffinage	104,583	2,984,083
Hightech Payment Systems SA	1,322	989,446
Itissalat Al-Maghrib	640,574	9,727,670
Label Vie	4,284	2,184,031
Societe d'Exploitation des Ports	83,857	2,472,100
		31,932,364
Nigeria — 6.4%
Access Bank PLC	98,285,949	1,951,585
Afriland Properties PLC	8,020	33
Dangote Cement PLC	14,311,534	8,375,616
FBN Holdings PLC	95,143,544	2,376,401
Guaranty Trust Holding Co. PLC	80,697,900	4,149,252
MTN Nigeria Communications PLC	13,381,351	5,314,056
Nestle Nigeria PLC	1,581,044	4,609,891
United Bank for Africa PLC	94,428,459	1,588,808
Zenith Bank PLC	86,002,243	4,305,145
		32,670,787
Oman — 2.6%
Bank Dhofar SAOG	222,263	75,050
Bank Muscat SAOG	5,819,946	7,255,719
Bank Nizwa SAOG	5,797,532	1,435,665
National Bank of Oman SAOG	1,248,850	622,803
Oman Telecommunications Co. SAOG	943,372	1,744,625
Omani Qatari Telecommunications Co. SAOG	1,163,488	1,080,276
Sohar International Bank SAOG	4,471,394	1,219,471
		13,433,609
Pakistan — 3.1%
Engro Corp. Ltd./Pakistan	1,025,496	1,628,498
Engro Fertilizers Ltd.	2,111,089	889,273
Fauji Fertilizer Co. Ltd.	1,973,527	1,135,891
Habib Bank Ltd.	2,166,323	1,525,640
Hub Power Co. Ltd. (The)	3,712,995	1,568,934

Schedule of Investments (unaudited) (continued)	iShares® MSCI Frontier and Select EM ETF
November 30, 2021	(Formerly iShares® MSCI Frontier 100 ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Pakistan (continued)
Lucky Cement Ltd.	476,656	$1,940,506
Mari Petroleum Co. Ltd.	88,600	854,081
MCB Bank Ltd.	1,553,234	1,376,583
Pakistan Petroleum Ltd.	1,881,598	814,303
Pakistan State Oil Co. Ltd.	754,314	773,048
Systems Ltd., NVS	252,500	1,155,604
TRG Pakistan	1,527,000	759,620
United Bank Ltd./Pakistan	1,827,659	1,473,918
		15,895,899
Peru — 5.1%
Cia. de Minas Buenaventura SAA, ADR(b)	356,828	2,608,413
Credicorp Ltd.	112,220	13,241,960
Intercorp Financial Services Inc.	55,288	1,603,352
Southern Copper Corp.	141,277	8,264,704
		25,718,429
Philippines — 5.0%
Aboitiz Equity Ventures Inc.	788,110	768,010
AC Energy Corp.	3,063,900	685,934
Alliance Global Group Inc.	1,039,800	233,711
Ayala Corp.	112,320	1,858,590
Ayala Land Inc.	3,226,200	2,204,445
Bank of the Philippine Islands	719,360	1,301,122
BDO Unibank Inc.	782,770	1,923,464
Century Pacific Food Inc.	431,400	231,125
DMCI Holdings Inc.	1,366,400	220,750
Globe Telecom Inc.	10,710	697,633
GT Capital Holdings Inc.	42,650	481,196
International Container Terminal Services Inc.	409,540	1,608,573
JG Summit Holdings Inc.	1,203,440	1,350,690
Jollibee Foods Corp.	177,390	827,362
Manila Electric Co.	94,970	542,002
Megaworld Corp.	4,171,000	259,620
Metro Pacific Investments Corp.	5,002,000	401,743
Metropolitan Bank & Trust Co.	718,550	710,952
Monde Nissin Corp.(b)(c)	1,731,300	577,362
PLDT Inc.	29,975	999,464
Puregold Price Club Inc.	355,000	289,228
Robinsons Land Corp.	793,100	285,929
Robinsons Retail Holdings Inc.	155,440	205,156
Security Bank Corp.	168,360	383,245
SM Investments Corp.	96,935	1,885,408
SM Prime Holdings Inc.	4,039,400	2,994,639
Universal Robina Corp.	346,110	913,618
Wilcon Depot Inc.	528,300	334,480
		25,175,451
Romania — 5.0%
Banca Transilvania SA	17,543,857	9,970,042
BRD-Groupe Societe Generale SA	794,227	3,082,154
MED Life SA, NVS	263,513	1,328,449
OMV Petrom SA	42,239,689	4,326,617
Societatea Energetica Electrica SA	553,293	1,245,050
Societatea Nationala de Gaze Naturale ROMGAZ SA	438,689	3,367,610
Teraplast SA, NVS	4,160,685	1,039,230
Transgaz SA Medias	19,223	964,685
		25,323,837
Slovenia — 0.1%
Pozavarovalnica Sava dd	16,994	555,060
Security	Shares	Value

Sri Lanka — 0.9%
Commercial Bank of Ceylon PLC	1,428,510	$566,454
Expolanka Holdings PLC, NVS	992,043	1,382,476
John Keells Holdings PLC	2,847,244	2,015,083
Sampath Bank PLC	2,891,749	768,747
		4,732,760
Vietnam — 29.6%
An PHAT Holdings JSC	363,118	634,311
Bank for Foreign Trade of Vietnam JSC	1,367,980	5,961,761
Bank for Investment and Development of Vietnam JSC	594,750	1,161,548
Bao Viet Holdings	276,310	742,482
Dat Xanh Group JSC	809,480	1,159,956
Development Investment Construction, NVS	605,900	1,828,900
Duc Giang Chemicals JSC	309,500	2,227,269
FLC Group JSC	1,288,000	830,528
Gelex Group JSC	1,542,884	3,038,716
Ha Do JSC, NVS	292,700	954,450
Hoa Phat Group JSC	8,101,403	17,417,679
Hoa Sen Group	891,159	1,551,818
Hoang Huy Investment Financial Services JSC	1,086,541	1,165,853
Khang Dien House Trading and Investment JSC	1,152,770	2,355,283
KIDO Group Corp.	441,672	1,132,707
Kinh Bac City Development Share Holding Corp.	753,620	1,660,431
Masan Group Corp.	1,529,980	10,058,960
No Va Land Investment Group Corp.	1,907,465	9,245,870
PetroVietnam Drilling & Well Services JSC	766,000	911,427
PetroVietnam Fertilizer & Chemicals JSC	651,400	1,446,695
PetroVietnam Gas JSC	209,100	905,418
PetroVietnam Power Corp.	1,730,640	1,026,668
PetroVietnam Technical Services Corp.	874,898	978,824
Phat Dat Real Estate Development Corp.	721,154	2,974,421
Saigon - Hanoi Commercial Joint Stock Bank	445,030	460,846
Saigon Beer Alcohol Beverage Corp.	236,380	1,604,095
Saigon Thuong Tin Commercial JSB	2,092,380	2,663,687
Saigon-Hanoi Securities, NVS	585,200	1,407,977
SSI Securities Corp.	2,335,494	5,723,538
Thaiholdings JSC	634,100	7,052,541
Thanh Thanh Cong - Bien Hoa JSC	1,045,190	1,126,768
Van Phu Invest Investment, NVS	373,800	881,235
Viet Capital Securities JSC	862,100	3,031,510
Vietjet Aviation JSC	599,090	3,232,846
Vietnam Construction and Import-Export JSC	645,910	1,437,348
Vietnam Dairy Products JSC	2,704,474	10,422,339
Viglacera Corp. JSC	259,960	615,761
Vincom Retail JSC	3,440,380	4,515,241
Vingroup JSC	3,518,834	16,294,916
Vinh Hoan Corp.	366,500	985,609
Vinhomes JSC(c)	4,024,788	15,014,895
Vndirect Securities Corp., NVS	788,300	2,744,209
		150,587,336
Total Common Stocks — 98.9%
(Cost: $399,057,380)		502,948,166

Preferred Stocks

Colombia — 1.3%
Bancolombia SA, Preference Shares, NVS	803,948	6,520,129

Total Preferred Stocks — 1.3%
(Cost: $6,495,982)		6,520,129

Schedule of Investments (unaudited) (continued)	iShares® MSCI Frontier and Select EM ETF
November 30, 2021	(Formerly iShares® MSCI Frontier 100 ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Kuwait — 0.0%
Warba Bank KSCP (Expires 12/12/21)(b)	174,603	$44,445

Vietnam — 0.1%
Saigon - Hanoi Commercial (Expires 12/13/21)	1,975,050	268,057

Total Rights — 0.1%
(Cost: $0)		312,502

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	19,395	19,402

Total Short-Term Investments — 0.0%
(Cost: $19,404)		19,402

Total Investments in Securities — 100.3%
(Cost: $405,572,766)		509,800,199

Other Assets, Less Liabilities — (0.3)%		(1,328,007)

Net Assets — 100.0%		$508,472,192

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	All or a portion of this security is on loan.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,659	$—	$(5,255	)(a)	$3	$(5)	$19,402	19,395	$20	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	182	12/17/21	$11,032	$(733,135)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,143,295	NGN	4,798,285,718	CITI	10/28/22	$(89,404)
	Net unrealized depreciation					$(89,404)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Frontier and Select EM ETF
November 30, 2021	(Formerly iShares® MSCI Frontier 100 ETF)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$256,042,827	$246,380,646	$524,693	$502,948,166
Preferred Stocks	6,520,129	—	—	6,520,129
Rights	44,445	268,057	—	312,502
Money Market Funds	19,402	—	—	19,402
	$262,626,803	$246,648,703	$524,693	$509,800,199
Derivative financial instruments(a)
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(89,404)	$—	$(89,404)
Futures Contracts	(733,135)	—	—	(733,135)
	$(733,135)	$(89,404)	$—	$(822,539)

(a)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Counterparty Abbreviations
Portfolio Abbreviations - Equity
		CITI	Citibank N.A.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares

Currency Abbreviations

NGN	Nigerian Naira
USD	United States Dollar

4